24. Subsequent Events (Annual) (Details Narrative) - USD ($)	1 Months Ended
	Mar. 28, 2022	Mar. 29, 2022	Mar. 18, 2022	Dec. 31, 2021	Sep. 13, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				4,000,000		1,850,000
Sale of Stock, Number of Shares Issued in Transaction	147,710
Sale of Stock, Consideration Received on Transaction	$ 331,520
Payments for Commissions	$ 10,253
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			60,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price			$ 2.50
Carlo Reali [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized		100,000	100,000		21,300
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price		$ 2.50	$ 2.50